Cover Page	Apr. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	FORUM ENERGY TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35504
Entity Tax Identification Number	61-1488595
Entity Address, Address Line One	10344 Sam Houston Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	949-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	false
Entity Central Index Key	0001401257
Amendment Flag	false
exch_XNYS
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FET
Security Exchange Name	NYSE
exch_XCHI
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FET
Security Exchange Name	CHX